License agreements - License agreement with Canadian Molecular Probe Consortium (Details) - License agreement - Canadian Molecular Probe Consortium ("CanProbe")	1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid	$ 386,000	$ 500,000
Payments made	$ 188,000	$ 250,000
Reduction in royalty percentage	50.00%	50.00%
Research and development
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense			$ 0	$ 574,000
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 2,573,000			$ 2,573,000	$ 3,250,000